Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Brazil: 4.3%
534,600		Ambev SA	$1,742,681	0.2
74,649		Americanas SA	510,041	0.1
1,495	(1)	Americanas SA	10,051	0.0
58,900		Atacadao Distribuicao Comercio e Industria Ltd.	279,590	0.0
701,707		B3 SA - Brasil Bolsa Balcao	2,312,470	0.3
162,355		Banco Bradesco SA	620,632	0.1
139,400		Banco BTG Pactual SA - Unit	758,918	0.1
98,000		Banco do Brasil S.A.	712,196	0.1
39,659		Banco Inter SA - Unit	176,677	0.0
47,200		Banco Santander Brasil SA - Unit	359,375	0.0
80,200		BB Seguridade Participacoes SA	431,401	0.1
80,795	(1)	BRF - Brasil Foods SA	314,624	0.0
139,900		CCR SA	403,446	0.0
34,826		Centrais Eletricas Brasileiras SA	277,815	0.0
38,500		Cia de Saneamento Basico do Estado de Sao Paulo	381,519	0.0
80,400		Cia Siderurgica Nacional S.A.	438,387	0.1
117,400		Cosan SA	583,418	0.1
24,800		Energisa SA - Unit	254,352	0.0
26,750		Engie Brasil Energia SA	242,214	0.0
115,507		Equatorial Energia SA	662,563	0.1
489,207	(2)	Hapvida Participacoes e Investimentos SA	1,224,803	0.1
45,600		Hypera S.A.	371,137	0.0
81,800		JBS SA	644,119	0.1
83,300		Klabin SA - Unit	424,631	0.0
70,689		Localiza Rent a Car SA	908,807	0.1
114,318		Lojas Renner SA	663,186	0.1
348,560		Magazine Luiza SA	501,494	0.1
104,371	(1)	Natura & Co. Holding SA	571,722	0.1
79,700	(1)	Petro Rio SA	401,258	0.0
420,998		Petroleo Brasileiro SA	3,124,071	0.4
122,700		Raia Drogasil SA	616,973	0.1
48,300	(2)	Rede D'Or Sao Luiz SA	508,458	0.1
148,400	(1)	Rumo SA	579,131	0.1
85,544		Suzano SA	992,702	0.1
58,800		Telefonica Brasil SA-VIVT3	664,936	0.1
101,800		TIM SA/Brazil	293,786	0.0
61,221		Totvs S.A.	470,115	0.1
84,900		Ultrapar Participacoes SA	254,466	0.0
470,950		Vale SA	9,448,576	1.1
134,820		Vibra Energia SA	659,793	0.1
192,308		Weg S.A.	1,409,678	0.2
			36,206,212	4.3

		Chile: 0.3%
5,070,628		Banco de Chile	542,895	0.1
6,525		Banco de Credito e Inversiones SA	235,067	0.0
7,547,349		Banco Santander Chile	425,042	0.1
164,257		Cencosud SA	323,587	0.0
18,232		Cia Cervecerias Unidas SA	136,462	0.0
130,311		Empresas CMPC SA	241,310	0.0
43,368		Empresas COPEC SA	358,277	0.1
2,481,730		Enel Americas SA	299,650	0.0
3,656,336		Enel Chile SA	109,207	0.0
87,280		Falabella SA	278,979	0.0
			2,950,476	0.3

		China: 29.3%
9,720		360 DigiTech, Inc. ADR	149,591	0.0
43,100	(1)	360 Security Technology, Inc. - A Shares	67,502	0.0
157,000	(1),(2)	3SBio, Inc.	127,676	0.0
3,505	(1)	51job, Inc. ADR	205,218	0.0
82,500		AAC Technologies Holdings, Inc.	196,058	0.0
3,599	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	65,628	0.0
17,300		AECC Aviation Power Co. Ltd. - A Shares	122,007	0.0
148,000	(3)	Agile Group Holdings, Ltd.	74,474	0.0
558,500		Agricultural Bank of China Ltd. - A Shares	270,766	0.1
3,075,000		Agricultural Bank of China Ltd. - H Shares	1,175,520	0.2
35,233		Aier Eye Hospital Group Co. Ltd. - A Shares	174,203	0.0
272,000	(1)	Air China Ltd. - H Shares	189,090	0.0
34,000	(1),(2),(3)	Akeso, Inc.	71,187	0.0
1,742,300	(1)	Alibaba Group Holding Ltd.	23,776,668	2.8
470,000	(1)	Alibaba Health Information Technology Ltd.	297,453	0.1
1,440,000	(1)	Alibaba Pictures Group Ltd.	118,507	0.0
70,750	(2)	A-Living Smart City Services Co. Ltd - H Shares	97,952	0.0
88,700	(1)	Aluminum Corp. of China Ltd. - A Shares	80,575	0.0
448,000	(1)	Aluminum Corp. of China Ltd. - H Shares	259,308	0.1
6,300		Angel Yeast Co. Ltd. - A Shares	41,245	0.0
32,000		Anhui Conch Cement Co., Ltd. - A Shares	198,417	0.0
135,500		Anhui Conch Cement Co., Ltd. - H Shares	693,012	0.1
2,200		Anhui Gujing Distillery Co. Ltd. - A Shares	59,130	0.0
13,100		Anhui Gujing Distillery Co. Ltd. - B Shares	168,736	0.0
4,600		Anhui Kouzi Distillery Co. Ltd. - A Shares	38,948	0.0
5,000		Anhui Yingjia Distillery Co. Ltd. - A Shares	42,422	0.0
5,000		Anjoy Foods Group Co. Ltd. - A Shares	86,599	0.0
122,600		Anta Sports Products Ltd.	1,520,853	0.2
1,700		Asymchem Laboratories Tianjin Co. Ltd. - A Shares	97,973	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

8,739		Autohome, Inc. ADR	265,753	0.0
20,900		Avary Holding Shenzhen Co. Ltd. - A Shares	94,485	0.0
28,500		AVIC Electromechanical Systems Co. Ltd. - A Shares	48,427	0.0
6,500		AVIC Helicopter Co. Ltd. - A Shares	51,965	0.0
84,200		AVIC Industry-Finance Holdings Co. Ltd. - A Shares	54,788	0.0
285,000		AviChina Industry & Technology Co. Ltd. - H Shares	157,314	0.0
31,823	(1)	Baidu, Inc. ADR	4,210,183	0.5
181,300		Bank of Beijing Co. Ltd. - A Shares	130,584	0.0
26,400		Bank of Chengdu Co. Ltd. - A Shares	62,197	0.0
241,100		Bank of China Ltd. - A Shares	124,088	0.0
9,282,000		Bank of China Ltd. - H Shares	3,704,035	0.5
240,600		Bank of Communications Co. Ltd. - A Shares	193,304	0.0
1,013,000		Bank of Communications Co., Ltd. - H Shares	725,224	0.1
43,026		Bank of Hangzhou Co. Ltd. - A Shares	95,257	0.0
129,270		Bank of Jiangsu Co. Ltd. - A Shares	143,016	0.0
85,957		Bank of Nanjing Co. Ltd. - A Shares	143,981	0.0
44,000		Bank of Ningbo Co. Ltd. - A Shares	257,798	0.1
115,100		Bank of Shanghai Co. Ltd. - A Shares	120,264	0.0
145,500		Baoshan Iron & Steel Co. Ltd. - A Shares	154,377	0.0
5,381	(1)	BeiGene Ltd. ADR	1,014,857	0.1
228,000	(1)	Beijing Capital International Airport Co., Ltd. - H Shares	132,540	0.0
7,200		Beijing Easpring Material Technology Co. Ltd. - A Shares	84,657	0.0
47,400		Beijing Enlight Media Co. Ltd. - A Shares	61,069	0.0
59,000		Beijing Enterprises Holdings Ltd.	186,199	0.0
550,000		Beijing Enterprises Water Group Ltd.	168,270	0.0
2,772		Beijing Kingsoft Office Software, Inc. - A Shares	81,570	0.0
15,400		Beijing New Building Materials PLC - A Shares	73,171	0.0
400		Beijing Roborock Technology Co. Ltd. - A Shares	34,875	0.0
17,800		Beijing Sinnet Technology Co. Ltd. - A Shares	36,988	0.0
10,980		Beijing Tiantan Biological Products Corp. Ltd. - A Shares	42,540	0.0
2,700		Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	118,333	0.0
291,600		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	219,012	0.0
3,100		BGI Genomics Co. Ltd. - A Shares	39,349	0.0
19,213	(1),(3)	Bilibili, Inc. ADR	491,469	0.1
418,100		BOE Technology Group Co. Ltd. - A Shares	282,669	0.1
392,000		Bosideng International Holdings Ltd.	181,630	0.0
308,000	(1),(4)	Brilliance China Automotive Holdings Ltd.	141,156	0.0
14,900		BYD Co. Ltd. - A Shares	533,166	0.1
92,500		Byd Co., Ltd. - H Shares	2,572,915	0.3
82,000	(3)	BYD Electronic International Co. Ltd.	162,495	0.0
12,000		By-health Co. Ltd. - A Shares	40,050	0.0
31,400		Caitong Securities Co. Ltd. - A Shares	41,978	0.0
10,200	(1),(2),(3)	CanSino Biologics, Inc. - H Shares	162,346	0.0
1,208,000	(2)	CGN Power Co. Ltd. - H Shares	314,548	0.1
2,800		Changchun High & New Technology Industry Group, Inc. - A Shares	73,727	0.0
59,300		Changjiang Securities Co. Ltd. - A Shares	57,968	0.0
2,100		Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	42,826	0.0
15,600		Chaozhou Three-Circle Group Co. Ltd. - A Shares	68,538	0.0
6,500	(1)	Chengxin Lithium Group Co. Ltd. - A Shares	51,532	0.0
19,400	(1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	55,450	0.0
20,400		China Baoan Group Co. Ltd. - A Shares	35,694	0.0
358,500	(2)	China Bohai Bank Co. Ltd. - H Shares	59,496	0.0
1,098,000		China Cinda Asset Management Co. Ltd. - H Shares	187,062	0.0
1,023,000		China CITIC Bank Corp. Ltd. - H Shares	516,229	0.1
238,000		China Coal Energy Co. - H Shares	178,956	0.0
310,000		China Communications Services Corp., Ltd. - H Shares	139,782	0.0
184,000	(1)	China Conch Environment Protection Holdings Ltd.	230,197	0.0
188,500		China Conch Venture Holdings Ltd.	549,514	0.1
11,037,000		China Construction Bank - H Shares	8,267,432	1.0
81,300		China Construction Bank Corp. - A Shares	80,352	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

28,800		China CSSC Holdings Ltd. - A Shares	78,151	0.0
84,200	(1)	China Eastern Airlines Corp. Ltd. - A Shares	61,896	0.0
112,000		China Education Group Holdings Ltd.	96,370	0.0
178,400	(1)	China Energy Engineering Corp. Ltd.	68,436	0.0
291,300		China Everbright Bank Co. Ltd. - A Shares	151,160	0.0
321,000		China Everbright Bank Co. Ltd. - H Shares	121,112	0.0
436,000		China Everbright Environment Group Ltd.	261,690	0.1
420,000		China Evergrande Group	79,380	0.0
401,000	(2)	China Feihe Ltd.	394,800	0.1
433,000		China Galaxy Securities Co. Ltd. - H Shares	241,528	0.0
349,000		China Gas Holdings Ltd.	444,830	0.1
20,300		China Greatwall Technology Group Co. Ltd. - A Shares	36,655	0.0
263,000		China Hongqiao Group Ltd.	345,516	0.1
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
8,100		China International Capital Corp. Ltd. - A Shares	52,895	0.0
160,400	(2)	China International Capital Corp. Ltd. - H Shares	354,599	0.1
668,000		China Jinmao Holdings Group Ltd.	197,040	0.0
29,603		China Jushi Co. Ltd. - A Shares	70,732	0.0
125,000		China Lesso Group Holdings Ltd.	150,031	0.0
21,900		China Life Insurance Co. Ltd. - A Shares	90,189	0.0
843,000		China Life Insurance Co., Ltd. - H Shares	1,284,333	0.2
48,800	(1),(2)	China Literature Ltd. - H Shares	199,857	0.0
384,000		China Longyuan Power Group Corp. Ltd. - H Shares	863,134	0.1
158,000		China Medical System Holdings Ltd.	246,416	0.0
68,000		China Meidong Auto Holdings Ltd.	258,433	0.1
360,000		China Mengniu Dairy Co., Ltd.	1,930,105	0.2
134,200		China Merchants Bank Co. Ltd. - A Shares	984,383	0.1
448,380		China Merchants Bank Co., Ltd. - H Shares	3,490,381	0.4
174,428		China Merchants Port Holdings Co. Ltd.	314,142	0.1
54,270		China Merchants Securities Co. Ltd. - A Shares	123,200	0.0
57,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	136,947	0.0
8,200		China Minmetals Rare Earth Co. Ltd. - A Shares	37,435	0.0
231,480		China Minsheng Banking Corp. Ltd. - A Shares	139,090	0.0
665,600		China Minsheng Banking Corp. Ltd. - H Shares	249,669	0.0
109,000		China Molybdenum Co. Ltd. - A Shares	88,776	0.0
381,000		China Molybdenum Co. Ltd. - H Shares	195,869	0.0
486,000		China National Building Material Co., Ltd. - H Shares	597,801	0.1
42,400		China National Chemical Engineering Co. Ltd. - A Shares	64,062	0.0
116,300		China National Nuclear Power Co. Ltd. - A Shares	147,850	0.0
24,800		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	150,127	0.0
220,000		China Oilfield Services Ltd. - H Shares	223,528	0.0
444,000		China Overseas Land & Investment Ltd.	1,321,224	0.2
160,000		China Overseas Property Holdings Ltd.	188,710	0.0
48,803		China Pacific Insurance Group Co. Ltd. - A Shares	175,516	0.0
298,400		China Pacific Insurance Group Co., Ltd. - H Shares	721,979	0.1
164,200		China Petroleum & Chemical Corp. - A Shares	111,320	0.0
2,807,600		China Petroleum & Chemical Corp. - H Shares	1,395,160	0.2
631,000		China Power International Development Ltd. - H Shares	331,972	0.1
120,600		China Railway Group Ltd. - A Shares	114,375	0.0
437,000		China Railway Group Ltd. - H Shares	243,397	0.0
168,000		China Resources Beer Holdings Co Ltd.	1,022,110	0.1
300,000		China Resources Cement Holdings Ltd. - H Shares	248,687	0.0
104,000		China Resources Gas Group Ltd.	437,723	0.1
370,444		China Resources Land Ltd.	1,715,210	0.2
6,500		China Resources Microelectronics Ltd. - A Shares	55,707	0.0
66,000	(2)	China Resources Mixc Lifestyle Services Ltd.	323,038	0.1
224,000		China Resources Power Holdings Co.	416,872	0.1
12,800		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	91,534	0.0
340,000	(1)	China Ruyi Holdings Ltd.	91,136	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

37,670		China Shenhua Energy Co. Ltd. - A Shares	176,265	0.0
396,000		China Shenhua Energy Co., Ltd. - H Shares	1,260,547	0.2
66,600	(1)	China Southern Airlines Co. Ltd. - A Shares	64,811	0.0
192,000	(1),(3)	China Southern Airlines Co., Ltd. - H Shares	110,955	0.0
321,740		China State Construction Engineering Corp. Ltd. - A Shares	274,811	0.1
238,000		China State Construction International Holdings Ltd.	315,607	0.1
201,000		China Suntien Green Energy Corp. Ltd. - H Shares	112,478	0.0
191,428		China Taiping Insurance Holdings Co., Ltd.	232,197	0.0
182,700		China Three Gorges Renewables Group Co. Ltd. - A Shares	175,815	0.0
14,812		China Tourism Group Duty Free Corp. Ltd. - A Shares	381,002	0.1
4,710,000	(2)	China Tower Corp. Ltd. - H Shares	527,248	0.1
322,000		China Traditional Chinese Medicine Holdings Co. Ltd.	167,201	0.0
193,900		China United Network Communications Ltd. - A Shares	108,882	0.0
70,500		China Vanke Co. Ltd. - A Shares	211,987	0.0
188,500		China Vanke Co. Ltd. - H Shares	423,989	0.1
189,600		China Yangtze Power Co. Ltd. - A Shares	655,477	0.1
4,400		China Zhenhua Group Science & Technology Co. Ltd. - A Shares	78,278	0.0
304,000		Chinasoft International Ltd.	249,177	0.0
13,544	(1)	Chindata Group Holdings Ltd. ADR	85,598	0.0
3,300	(1)	Chongqing Brewery Co. Ltd. - A Shares	55,376	0.0
43,900		Chongqing Changan Automobile Co. Ltd. - A Shares	77,785	0.0
10,400		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	226,262	0.0
90,000		CIFI Ever Sunshine Services Group Ltd.	119,974	0.0
402,100		CIFI Holdings Group Co. Ltd.	234,332	0.0
643,000		CITIC Ltd.	711,280	0.1
99,360		CITIC Securities Co. Ltd. - A Shares	325,649	0.1
283,825		CITIC Securities Co. Ltd. - H Shares	650,556	0.1
2,400		CNGR Advanced Material Co. Ltd. - A Shares	44,552	0.0
16,800		Contemporary Amperex Technology Co. Ltd. - A Shares	1,344,338	0.2
85,760	(1)	COSCO SHIPPING Holdings Co. Ltd. - A Shares	207,087	0.0
386,650	(1)	COSCO Shipping Holdings Co., Ltd. - H Shares	664,786	0.1
228,000		COSCO Shipping Ports, Ltd.	176,688	0.0
914,133		Country Garden Holdings Co. Ltd.	699,775	0.1
235,000		Country Garden Services Holdings Co. Ltd. - H Shares	989,966	0.1
123,600		CRRC Corp. Ltd. - A Shares	104,960	0.0
523,000		CRRC Corp. Ltd. - H Shares	208,691	0.0
31,700		CSC Financial Co. Ltd. - A Shares	115,709	0.0
1,043,360		CSPC Pharmaceutical Group Ltd.	1,195,530	0.2
7,548	(1)	Dada Nexus Ltd. ADR	68,913	0.0
273,000	(2)	Dali Foods Group Co. Ltd.	142,421	0.0
6,834	(1)	Daqo New Energy Corp. ADR	282,381	0.0
13,460		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	63,418	0.0
21,814	(1)	DiDi Global, Inc. ADR	54,535	0.0
24,300		Dongfang Electric Corp. Ltd. - A Shares	51,582	0.0
318,000		Dongfeng Motor Group Co., Ltd. - H Shares	237,873	0.0
24,100		Dongxing Securities Co. Ltd. - A Shares	36,939	0.0
165,000		Dongyue Group Ltd.	223,534	0.0
83,780		East Money Information Co. Ltd. - A Shares	331,856	0.1
2,900		Ecovacs Robotics Co. Ltd. - A Shares	49,497	0.0
90,800		ENN Energy Holdings Ltd.	1,356,183	0.2
12,445		Eve Energy Co. Ltd. - A Shares	156,015	0.0
30,600		Everbright Securities Co. Ltd. - A Shares	59,855	0.0
36,100		Fangda Carbon New Material Co. Ltd. - A Shares	47,760	0.0
213,000		Far East Horizon Ltd.	190,341	0.0
15,400		Fiberhome Telecommunication Technologies Co. Ltd. - A Shares	36,583	0.0
43,000		First Capital Securities Co. Ltd. - A Shares	39,574	0.0
15,900		Flat Glass Group Co. Ltd. - A Shares	112,186	0.0
42,000		Flat Glass Group Co. Ltd. - H Shares	160,351	0.0
98,900		Focus Media Information Technology Co. Ltd. - A Shares	94,638	0.0
27,008		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	370,930	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

288,468		Fosun International Ltd.	311,785	0.1
74,600		Founder Securities Co. Ltd. - A Shares	78,982	0.0
55,600		Foxconn Industrial Internet Co. Ltd. - A Shares	88,743	0.0
13,900		Fuyao Glass Industry Group Co. Ltd. - A Shares	77,715	0.0
66,400	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	269,595	0.1
7,200		Ganfeng Lithium Co. Ltd. - A Shares	141,357	0.0
30,200	(2)	Ganfeng Lithium Co. Ltd.- H Shares	424,880	0.1
10,251	(1),(3)	GDS Holdings Ltd. ADR	402,352	0.1
673,000		Geely Automobile Holdings Ltd.	1,042,489	0.1
33,200		GEM Co. Ltd. - A Shares	43,549	0.0
27,600		Gemdale Corp. - A Shares	62,135	0.0
132,000	(1)	Genscript Biotech Corp. - H Shares	414,083	0.1
37,300		GF Securities Co. Ltd. - A Shares	102,715	0.0
129,400		GF Securities Co. Ltd. - H Shares	182,161	0.0
4,060		Gigadevice Semiconductor Beijing, Inc. - A Shares	89,552	0.0
1,800		Ginlong Technologies Co. Ltd. - A Shares	59,046	0.0
32,200		GoerTek, Inc. - A Shares	173,351	0.0
1,392,000	(1),(3)	GOME Retail Holdings Ltd.	86,318	0.0
11,400	(1)	Gotion High-tech Co. Ltd. - A Shares	61,234	0.0
16,600		Great Wall Motor Co. Ltd. - A Shares	71,036	0.0
349,000		Great Wall Motor Co. Ltd. - H Shares	547,750	0.1
72,530		Greenland Holdings Corp. Ltd. - A Shares	61,540	0.0
106,000		Greentown China Holdings Ltd. - H Shares	191,742	0.0
176,000		Greentown Service Group Co. Ltd.	175,491	0.0
22,600		GRG Banking Equipment Co. Ltd. - A Shares	37,639	0.0
11,700		Guangdong Haid Group Co. Ltd. - A Shares	100,992	0.0
330,000		Guangdong Investment Ltd.	449,606	0.1
2,600		Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	43,733	0.0
97,500	(1)	Guanghui Energy Co. Ltd. - A Shares	125,466	0.0
351,200		Guangzhou Automobile Group Co. Ltd. - H Shares	289,592	0.1
14,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	70,439	0.0
38,300		Guangzhou Haige Communications Group, Inc. Co. - A Shares	61,523	0.0
3,200		Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	37,054	0.0
207,600	(3)	Guangzhou R&F Properties Co., Ltd. - H Shares	73,204	0.0
4,500		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	45,359	0.0
6,570		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	96,474	0.0
37,000		Guosen Securities Co. Ltd. - A Shares	57,775	0.0
55,100		Guotai Junan Securities Co. Ltd. - A Shares	135,875	0.0
40,040		Guoyuan Securities Co. Ltd. - A Shares	44,962	0.0
126,000	(2),(3)	Haidilao International Holding Ltd.	242,431	0.0
43,400		Haier Smart Home Co. Ltd. - A Shares	156,880	0.0
258,200		Haier Smart Home Co. Ltd. - H Shares	825,590	0.1
79,000		Haitian International Holdings Ltd.	203,711	0.0
65,300		Haitong Securities Co. Ltd. - A Shares	105,676	0.0
291,600		Haitong Securities Co. Ltd. - H Shares	221,590	0.0
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
5,800		Hangzhou First Applied Material Co. Ltd. - A Shares	102,965	0.0
16,300		Hangzhou Robam Appliances Co. Ltd. - A Shares	74,622	0.0
9,400		Hangzhou Silan Microelectronics Co. Ltd. - A Shares	71,231	0.0
3,100		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	52,278	0.0
13,300	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	160,405	0.0
140,000	(2)	Hansoh Pharmaceutical Group Co. Ltd.	232,784	0.0
11,100		Hefei Meiya Optoelectronic Technology, Inc. - A Shares	46,649	0.0
18,648		Hello Group, Inc. ADR	107,785	0.0
20,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	93,155	0.0
74,500		Hengan International Group Co., Ltd.	343,279	0.1
37,220		Hengli Petrochemical Co. Ltd. - A Shares	121,397	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	38,060	0.0
106,800		Hesteel Co. Ltd. - A Shares	39,927	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

4,100		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	61,524	0.0
83,720	(3)	Hopson Development Holdings Ltd.	158,229	0.0
3,300		Hoshine Silicon Industry Co. Ltd. - A Shares	54,132	0.0
61,000	(1),(2)	Hua Hong Semiconductor Ltd.	254,720	0.0
116,000	(3)	Huabao International Holdings Ltd.	64,000	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	54,738	0.0
33,700		Huafon Chemical Co. Ltd. - A Shares	48,134	0.0
15,230		Hualan Biological Engineering, Inc. - A Shares	48,586	0.0
502,000		Huaneng Power International, Inc. - H Shares	212,925	0.0
52,000		Huatai Securities Co. Ltd. - A Shares	121,369	0.0
170,200	(2)	Huatai Securities Co. Ltd. - H Shares	260,457	0.1
101,900		Huaxia Bank Co. Ltd. - A Shares	89,056	0.0
14,600		Huaxin Cement Co. Ltd. - A Shares	45,361	0.0
24,300		Huayu Automotive Systems Co. Ltd. - A Shares	75,994	0.0
20,614		Huazhu Group Ltd. ADR	680,056	0.1
10,000		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	52,117	0.0
3,300		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	65,395	0.0
15,100		Humanwell Healthcare Group Co. Ltd. - A Shares	40,950	0.0
11,510		Hundsun Technologies, Inc. - A Shares	80,370	0.0
9,765	(1)	Hutchmed China Ltd. ADR	184,754	0.0
40,400	(2),(3)	Hygeia Healthcare Holdings Co. Ltd.	154,982	0.0
17,600		Iflytek Co. Ltd. - A Shares	128,269	0.0
4,393	(1)	I-Mab ADR	71,342	0.0
1,360		Imeik Technology Development Co. Ltd. - A Shares	101,178	0.0
6,452,000		Industrial & Commercial Bank of China - H Shares	3,955,414	0.5
428,400		Industrial & Commercial Bank of China Ltd. - A Shares	321,417	0.1
159,200		Industrial Bank Co. Ltd. - A Shares	515,779	0.1
46,400		Industrial Securities Co. Ltd. - A Shares - A Shares	55,900	0.0
2,700		Ingenic Semiconductor Co. Ltd. - A Shares	38,590	0.0
296,300	(1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	103,551	0.0
48,400		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	34,889	0.0
57,500		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	333,079	0.1
134,500	(1),(2)	Innovent Biologics, Inc.	452,610	0.1
9,968		Inspur Electronic Information Industry Co. Ltd. - A Shares	42,503	0.0
39,730	(1),(3)	iQIYI, Inc. ADR	180,374	0.0
14,100		JA Solar Technology Co. Ltd. - A Shares	173,535	0.0
5,380		Jafron Biomedical Co. Ltd. - A Shares	38,356	0.0
4,300		Jason Furniture Hangzhou Co. Ltd. - A Shares	41,404	0.0
13,800		JCET Group Co. Ltd. - A Shares	53,106	0.0
40,800	(1),(2)	JD Health International, Inc. - H Shares	244,294	0.0
229,709	(1)	JD.com, Inc. - Class A	6,527,157	0.8
20,900		Jiangsu Eastern Shenghong Co. Ltd. - A Shares	46,563	0.0
168,000		Jiangsu Expressway Co. Ltd. - H Shares	175,451	0.0
8,220		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	67,121	0.0
41,977		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	242,692	0.0
7,800		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	51,444	0.0
12,076		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	256,264	0.0
17,200		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	75,143	0.0
22,500		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	59,932	0.0
145,000		Jiangxi Copper Co., Ltd. - H Shares	239,840	0.0
153,000	(1),(2)	Jinxin Fertility Group Ltd.	116,078	0.0
2,300		JiuGui Liquor Co. Ltd. - A Shares	53,305	0.0
86,000	(2),(3)	Jiumaojiu International Holdings Ltd.	181,918	0.0
4,200		Joinn Laboratories China Co. Ltd. - A Shares	75,707	0.0
18,100		Jointown Pharmaceutical Group Co. Ltd. - A Shares	37,826	0.0
6,465		JOYY, Inc. ADR	237,459	0.0
9,400		Juewei Food Co. Ltd. - A Shares	62,151	0.0
9,710	(1)	Kanzhun Ltd. ADR	241,876	0.0
41,132	(1)	KE Holdings, Inc. ADR	508,803	0.1
77,500		Kingboard Holdings Ltd.	373,793	0.1
109,500		Kingboard Laminates Holdings Ltd.	178,444	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

301,000	(1)	Kingdee International Software Group Co., Ltd.	659,469	0.1
23,700		Kingfa Sci & Tech Co. Ltd. - A Shares	36,274	0.0
12,168	(1)	Kingsoft Cloud Holdings Ltd. ADR	73,860	0.0
110,400		Kingsoft Corp. Ltd.	351,699	0.1
55,200	(1),(2)	Kuaishou Technology	505,782	0.1
18,400	(1)	Kuang-Chi Technologies Co. Ltd. - A Shares	49,547	0.0
446,000		Kunlun Energy Co. Ltd.	385,449	0.1
14,400		Kunlun Tech Co. Ltd. - A Shares	38,031	0.0
9,000		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	2,424,616	0.3
158,500		KWG Group Holdings Ltd.	64,753	0.0
16,500		LB Group Co. Ltd. - A Shares	59,812	0.0
159,000		Lee & Man Paper Manufacturing Ltd.	82,496	0.0
5,310	(1)	Legend Biotech Corp. ADR	192,965	0.0
836,000		Lenovo Group Ltd.	905,603	0.1
34,800		Lens Technology Co. Ltd. - A Shares	63,695	0.0
17,800		Lepu Medical Technology Beijing Co. Ltd. - A Shares	56,285	0.0
63,832	(1)	Li Auto, Inc. ADR	1,647,504	0.2
270,500		Li Ning Co. Ltd.	2,296,912	0.3
63,400	(1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	50,529	0.0
171,000	(3)	Logan Group Co. Ltd.	48,236	0.0
210,000	(2)	Longfor Group Holdings Ltd.	1,074,186	0.1
40,960		LONGi Green Energy Technology Co. Ltd. - A Shares	461,799	0.1
71,994	(1)	Lufax Holding Ltd. ADR	401,007	0.1
55,966		Luxshare Precision Industry Co. Ltd. - A Shares	277,521	0.1
11,200		Luzhou Laojiao Co. Ltd. - A Shares	325,714	0.1
14,290		Mango Excellent Media Co. Ltd. - A Shares	69,592	0.0
2,060		Maxscend Microelectronics Co. Ltd. - A Shares	67,677	0.0
468,800	(1),(2)	Meituan Class B	8,880,920	1.1
135,800		Metallurgical Corp. of China Ltd. - A Shares	80,103	0.0
72,500		Microport Scientific Corp.	161,297	0.0
15,600		Ming Yang Smart Energy Group Ltd. - A Shares	54,166	0.0
66,000	(3)	Ming Yuan Cloud Group Holdings Ltd.	88,920	0.0
88,000		Minth Group Ltd.	214,426	0.0
348,000	(1)	MMG Ltd.	138,259	0.0
7,079		Montage Technology Co. Ltd. - A Shares	74,649	0.0
40,412		Muyuan Foods Co. Ltd. - A Shares	360,239	0.1
8,788		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	43,475	0.0
28,100		Nanjing Securities Co. Ltd. - A Shares	36,244	0.0
38,020		NARI Technology Co. Ltd. - A Shares	187,356	0.0
11,500	(1)	National Silicon Industry Group Co. Ltd. - A Shares	39,395	0.0
3,300		NAURA Technology Group Co. Ltd. - A Shares	140,985	0.0
237,400		NetEase, Inc.	4,283,353	0.5
14,600		New China Life Insurance Co. Ltd. - A Shares	80,931	0.0
92,800		New China Life Insurance Co. Ltd. - H Shares	257,395	0.1
36,700	(1)	New Hope Liuhe Co. Ltd. - A Shares	97,797	0.0
170,817	(1)	New Oriental Education & Technology Group, Inc. ADR	196,440	0.0
203,000		Nine Dragons Paper Holdings Ltd.	176,274	0.0
20,100		Ninestar Corp. - A Shares	134,621	0.0
2,904		Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	58,473	0.0
12,793		Ningbo Shanshan Co. Ltd. - A Shares	55,963	0.0
8,800		Ningbo Tuopu Group Co. Ltd. - A Shares	78,170	0.0
39,700		Ningxia Baofeng Energy Group Co. Ltd. - A Shares	92,517	0.0
151,219	(1)	NIO, Inc. ADR	3,183,160	0.4
4,363	(1)	Noah Holdings Ltd. ADR	102,661	0.0
200,000	(2),(3)	Nongfu Spring Co. Ltd. - H Shares	1,054,316	0.1
61,300		Offshore Oil Engineering Co. Ltd. - A Shares	41,145	0.0
3,520		Oppein Home Group, Inc. - A Shares	64,750	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	71,422	0.0
6,380		Ovctek China, Inc. - A Shares	36,521	0.0
959,000		Peoples Insurance Co. Group of China Ltd. - H Shares	312,897	0.1
157,100		PetroChina Co. Ltd. - A Shares	135,940	0.0
2,378,000		PetroChina Co., Ltd. - H Shares	1,207,589	0.2
4,700		Pharmaron Beijing Co. Ltd. - A Shares	87,069	0.0
14,700	(2)	Pharmaron Beijing Co. Ltd. - H Shares	176,788	0.0
789,244		PICC Property & Casualty Co., Ltd. - H Shares	803,684	0.1
50,259	(1)	Pinduoduo, Inc. ADR	2,015,888	0.3
154,400		Ping An Bank Co. Ltd. - A Shares	372,523	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

55,100	(1),(2)	Ping An Healthcare and Technology Co. Ltd.	142,407	0.0
76,800		Ping An Insurance Group Co. of China Ltd. - A Shares	583,206	0.1
727,500		Ping An Insurance Group Co. of China Ltd. - H Shares	5,085,999	0.6
77,300		Poly Developments and Holdings Group Co. Ltd. - A Shares	215,701	0.0
207,400		Postal Savings Bank of China Co. Ltd. - A Shares	175,136	0.0
892,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	718,281	0.1
99,700		Power Construction Corp. of China Ltd. - A Shares	113,975	0.0
181,000		Powerlong Real Estate Holdings Ltd.	47,402	0.0
1,500		Proya Cosmetics Co. Ltd. - A Shares	44,428	0.0
7,608		Raytron Technology Co. Ltd. - A Shares	53,779	0.0
65,028	(1)	RLX Technology, Inc. ADR	116,400	0.0
65,450		Rongsheng Petrochemical Co. Ltd. - A Shares	146,830	0.0
52,800		SAIC Motor Corp. Ltd. - A Shares	140,827	0.0
3,100		Sangfor Technologies, Inc. - A Shares	54,319	0.0
129,000		Sany Heavy Equipment International Holdings Co. Ltd.	133,592	0.0
55,000		Sany Heavy Industry Co. Ltd. - A Shares	151,020	0.0
12,740		Satellite Chemical Co. Ltd. - A Shares	78,898	0.0
55,252		SDIC Capital Co. Ltd. - A Shares	61,131	0.0
60,200		SDIC Power Holdings Co. Ltd. - A Shares	88,412	0.0
243,333		Seazen Group Ltd.	129,880	0.0
16,700		Seazen Holdings Co. Ltd. - A Shares	84,362	0.0
37,200		SF Holding Co. Ltd. - A Shares	267,050	0.1
1,800		SG Micro Corp. - A Shares	91,976	0.0
69,300		Shaanxi Coal Industry Co. Ltd. - A Shares	179,720	0.0
20,964		Shandong Gold Mining Co. Ltd. - A Shares	71,195	0.0
83,000	(2),(3)	Shandong Gold Mining Co. Ltd. - H Shares	165,755	0.0
13,910		Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	71,083	0.0
23,300		Shandong Linglong Tyre Co. Ltd. - A Shares	80,757	0.0
88,030		Shandong Nanshan Aluminum Co. Ltd. - A Shares	56,050	0.0
291,600		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	309,713	0.1
12,720		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	71,807	0.0
9,190		Shanghai Baosight Software Co. Ltd. - A Shares	70,297	0.0
41,600	(1)	Shanghai Baosight Software Co., Ltd. - Class B	168,657	0.0
88,800		Shanghai Construction Group Co. Ltd. - A Shares	45,540	0.0
97,400		Shanghai Electric Group Co. Ltd. - A Shares	61,820	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	93,635	0.0
59,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	285,922	0.1
8,000	(1)	Shanghai International Airport Co. Ltd. - A Shares	61,701	0.0
94,000		Shanghai International Port Group Co. Ltd. - A Shares	80,838	0.0
5,700		Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	44,404	0.0
8,800	(1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	120,962	0.0
145,133	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	135,844	0.0
8,400		Shanghai M&G Stationery, Inc. - A Shares	64,557	0.0
108,600		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	208,523	0.0
304,900		Shanghai Pudong Development Bank Co. Ltd. - A Shares	383,671	0.1
4,640		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	101,918	0.0
62,200		Shanghai RAAS Blood Products Co. Ltd. - A Shares	58,631	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	44,895	0.0
31,250		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	81,782	0.0
28,400	(1)	Shanxi Meijin Energy Co. Ltd. - A Shares	56,932	0.0
43,520		Shanxi Securities Co. Ltd. - A Shares	38,692	0.0
33,500		Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	35,283	0.0
9,180		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	367,010	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

53,300		Shanxi Xishan Coal & Electricity Power Co. Ltd. - A Shares	104,363	0.0
16,100		Shenghe Resources Holding Co. Ltd. - A Shares	42,720	0.0
20,000		Shengyi Technology Co. Ltd. - A Shares	50,543	0.0
4,320		Shennan Circuits Co. Ltd. - A Shares	61,369	0.0
162,000		Shenwan Hongyuan Group Co. Ltd. - A Shares	111,483	0.0
3,200		Shenzhen Capchem Technology Co. Ltd. - A Shares	40,818	0.0
3,900		Shenzhen Goodix Technology Co. Ltd. - A Shares	43,367	0.0
17,100		Shenzhen Inovance Technology Co. Ltd. - A Shares	152,681	0.0
162,519		Shenzhen International Holdings Ltd.	170,941	0.0
5,100		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	74,580	0.0
9,500		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	459,004	0.1
63,400		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	73,325	0.0
4,400		Shenzhen Transsion Holdings Co. Ltd. - A Shares	66,002	0.0
94,200		Shenzhou International Group Holdings Ltd.	1,243,630	0.2
13,860		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	72,886	0.0
150,500	(3)	Shimao Group Holdings Ltd.	84,022	0.0
96,000	(2),(3)	Shimao Services Holdings Ltd.	50,819	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	54,905	0.0
15,800		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	43,026	0.0
38,300		Sichuan Road & Bridge Co. Ltd. - A Shares	62,747	0.0
3,300		Sichuan Swellfun Co. Ltd. - A Shares	42,674	0.0
9,000		Silergy Corp.	1,055,257	0.1
1,211,250		Sino Biopharmaceutical Ltd.	752,097	0.1
26,500		Sinolink Securities Co. Ltd. - A Shares	39,949	0.0
13,000		Sinoma Science & Technology Co. Ltd. - A Shares	49,404	0.0
156,400		Sinopharm Group Co. - H Shares	355,036	0.1
83,000		Sinotruk Hong Kong Ltd.	126,055	0.0
3,585		Skshu Paint Co. Ltd. - A Shares	49,945	0.0
207,000	(2),(3)	Smoore International Holdings Ltd.	484,955	0.1
24,240		Songcheng Performance Development Co. Ltd. - A Shares	50,199	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	37,573	0.0
1,700		StarPower Semiconductor Ltd. - A Shares	102,719	0.0
241,500		Sun Art Retail Group Ltd.	87,292	0.0
376,000		Sunac China Holdings Ltd.	215,813	0.0
122,000	(1),(2)	Sunac Services Holdings Ltd.	74,431	0.0
12,500		Sungrow Power Supply Co. Ltd. - A Shares	209,653	0.0
84,800	(1)	Suning.com Co. Ltd. - A Shares	46,011	0.0
81,400		Sunny Optical Technology Group Co. Ltd.	1,292,741	0.2
12,200		Sunwoda Electronic Co. Ltd. - A Shares	52,187	0.0
15,600		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	45,605	0.0
600		Suzhou Maxwell Technologies Co. Ltd. - A Shares	49,409	0.0
4,300		Suzhou TA&A Ultra Clean Technology Co. Ltd. - A Shares	48,187	0.0
47,918	(1)	TAL Education Group ADR	144,233	0.0
30,500		TBEA Co. Ltd. - A Shares	97,212	0.0
110,500		TCL Technology Group Corp. - A Shares	85,087	0.0
661,900		Tencent Holdings Ltd.	30,509,846	3.6
76,888	(1)	Tencent Music Entertainment Group ADR	374,445	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	41,860	0.0
20,400		Tianjin Zhonghuan Semiconductor Co. Ltd. - A Shares	136,221	0.0
62,400		Tianshan Aluminum Group Co. Ltd. - A Shares	75,316	0.0
52,700		Tianshui Huatian Technology Co. Ltd. - A Shares	86,822	0.0
9,700		Tibet Summit Resources Co. Ltd. - A Shares	40,061	0.0
228,000		Tingyi Cayman Islands Holding Corp.	382,320	0.1
26,600		Titan Wind Energy Suzhou Co. Ltd. - A Shares	55,195	0.0
8,820		Toly Bread Co. Ltd. - A Shares	27,881	0.0
117,200	(1)	Tongcheng Travel Holdings Ltd.	206,513	0.0
17,900		Tongkun Group Co. Ltd. - A Shares	49,048	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	71,801	0.0
38,400		Tongwei Co. Ltd. - A Shares	256,396	0.1
2,000	(1)	Topchoice Medical Corp. - A Shares	44,873	0.0
186,000	(2)	Topsports International Holdings Ltd. - H Shares	154,592	0.0
116,000		Travelsky Technology Ltd. - H Shares	166,407	0.0
11,800		Trina Solar Co. Ltd. - A Shares	108,568	0.0
57,857	(1)	Trip.com Group Ltd. ADR	1,337,654	0.2
5,300		Tsingtao Brewery Co. Ltd. - A Shares	65,636	0.0
62,000		Tsingtao Brewery Co., Ltd. - H Shares	487,396	0.1
4,400		Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	141,084	0.0
156,000		Uni-President China Holdings Ltd.	135,375	0.0
22,900		Unisplendour Corp. Ltd. - A Shares	70,257	0.0
27,000	(1),(2),(3)	Venus MedTech Hangzhou, Inc. - H Shares	55,089	0.0
46,000	(3)	Vinda International Holdings Ltd.	104,058	0.0
51,587	(1)	Vipshop Holdings Ltd. ADR	464,283	0.1
10,540		Walvax Biotechnology Co. Ltd. - A Shares	90,702	0.0
25,900		Wanhua Chemical Group Co. Ltd. - A Shares	328,329	0.1
551,000		Want Want China Holdings Ltd.	508,430	0.1
7,602	(1)	Weibo Corp. ADR	186,325	0.0
42,100		Weichai Power Co. Ltd. - A Shares	88,089	0.0
225,000		Weichai Power Co. Ltd. - H Shares	352,664	0.1
215,000	(1),(2),(3)	Weimob, Inc.	137,119	0.0
41,120	(1)	Wens Foodstuffs Group Co. Ltd. - A Shares	142,549	0.0
47,500		Western Securities Co. Ltd. - A Shares	53,914	0.0
7,000		Westone Information Industry, Inc. - A Shares	49,797	0.0
155,000		Wharf Holdings Ltd.	472,115	0.1
5,900		Will Semiconductor Co. Ltd. Shanghai - A Shares	178,245	0.0
8,400		Wingtech Technology Co. Ltd. - A Shares	106,842	0.0
43,500		Wuchan Zhongda Group Co. Ltd. - A Shares	36,443	0.0
17,626		Wuhan Guide Infrared Co. Ltd. - A Shares	47,186	0.0
16,600		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	60,984	0.0
27,300		Wuliangye Yibin Co. Ltd. - A Shares	662,793	0.1
21,230		WUS Printed Circuit Kunshan Co. Ltd. - A Shares	44,074	0.0
16,976		WuXi AppTec Co. Ltd. - A Shares	298,200	0.1
40,241	(2)	WuXi AppTec Co. Ltd. - H Shares	628,724	0.1
411,500	(1),(2)	Wuxi Biologics Cayman, Inc.	3,267,558	0.4
4,920		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	44,938	0.0
2,000		Wuxi Shangji Automation Co. Ltd. - A Shares	42,858	0.0
66,700		XCMG Construction Machinery Co. Ltd. - A Shares	53,967	0.0
1,652,400	(1),(2)	Xiaomi Corp. - B Shares	2,887,446	0.4
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	42,559	0.0
93,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	139,655	0.0
562,000		Xinyi Solar Holdings Ltd.	978,088	0.1
45,044	(1)	XPeng, Inc. ADR	1,242,764	0.2
138,000	(2)	Yadea Group Holdings Ltd.	211,396	0.0
168,000	(3)	Yankuang Energy Group Co. Ltd.	498,640	0.1
23,500		Yankuang Energy Group Co. Ltd. - A Shares	142,043	0.0
8,100		Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	53,366	0.0
6,400		Yealink Network Technology Corp. Ltd. - A Shares	78,159	0.0
53,000		Yihai International Holding Ltd.	150,530	0.0
13,800		Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	107,361	0.0
32,620		Yintai Gold Co. Ltd. - A Shares	47,872	0.0
100,000		Yonghui Superstores Co. Ltd. - A Shares	66,400	0.0
3,100		YongXing Special Materials Technology Co. Ltd. - A Shares	57,417	0.0
22,060		Yonyou Network Technology Co. Ltd. - A Shares	79,310	0.0
2,600	(1)	Youngy Co. Ltd. - A Shares	46,382	0.0
40,600		YTO Express Group Co. Ltd.	110,066	0.0
165,200		Yuexiu Property Co. Ltd.	163,482	0.0
48,742		Yum China Holdings, Inc.	2,024,743	0.3
24,154		Yunda Holding Co. Ltd. - A Shares	66,756	0.0
24,400	(1)	Yunnan Aluminium Co. Ltd. - A Shares	52,022	0.0
9,000		Yunnan Baiyao Group Co. Ltd. - A Shares	115,702	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

5,800		Yunnan Energy New Material Co. Ltd. - A Shares	200,067	0.0
8,741	(1)	Zai Lab Ltd. ADR	384,429	0.1
4,100		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	203,794	0.0
69,080	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	67,978	0.0
14,900		Zhejiang Chint Electrics Co. Ltd. - A Shares	92,276	0.0
25,500		Zhejiang Dahua Technology Co. Ltd. - A Shares	66,158	0.0
190,000		Zhejiang Expressway Co., Ltd. - H Shares	159,601	0.0
3,633		Zhejiang HangKe Technology, Inc. Co. - A Shares	32,429	0.0
12,960		Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	42,927	0.0
8,200		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	125,255	0.0
9,300		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	87,263	0.0
33,300		Zhejiang Longsheng Group Co. Ltd. - A Shares	56,979	0.0
23,260		Zhejiang NHU Co. Ltd. - A Shares	115,639	0.0
29,750		Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	77,477	0.0
6,200		Zhejiang Supor Co. Ltd. - A Shares	48,695	0.0
12,700		Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	40,774	0.0
6,200	(1)	Zhejiang Yongtai Technology Co. Ltd. - A Shares	36,994	0.0
34,800		Zheshang Securities Co. Ltd. - A Shares	57,365	0.0
57,500	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	192,470	0.0
7,700		Zhongji Innolight Co. Ltd. - A Shares	38,173	0.0
67,500		Zhongsheng Group Holdings Ltd.	474,608	0.1
47,100		Zhongtai Securities Co. Ltd. - A Shares	60,253	0.0
64,200		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	248,568	0.0
20,480		Zhuzhou Kibing Group Co. Ltd. - A Shares	42,468	0.0
139,200		Zijin Mining Group Co. Ltd. - A Shares	246,658	0.0
664,000		Zijin Mining Group Co., Ltd. - H Shares	1,006,932	0.1
52,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	54,236	0.0
160,600		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	101,393	0.0
26,500		ZTE Corp. - A Shares	99,200	0.0
84,240		ZTE Corp. - H Shares	170,641	0.0
49,393		ZTO Express Cayman, Inc. ADR	1,234,825	0.2
			248,659,504	29.3

		Colombia: 0.2%
28,474		Bancolombia SA	327,379	0.0
12,345		BanColombia SA ADR	526,638	0.1
565,947		Ecopetrol SA	530,696	0.1
14,987		Grupo de Inversiones Suramericana SA	141,489	0.0
52,801		Interconexion Electrica SA ESP	340,064	0.0
			1,866,266	0.2

		Czech Republic: 0.1%
17,899		CEZ AS	750,741	0.1
9,307		Komercni Banka AS	360,310	0.0
46,830	(2)	Moneta Money Bank AS	190,045	0.0
			1,301,096	0.1

		Egypt: 0.1%
186,964	(1)	Commercial International Bank Egypt SAE	471,100	0.1
123,031		Eastern Co. SAE	80,668	0.0
94,076	(1)	Fawry for Banking & Payment Technology Services SAE	50,843	0.0
			602,611	0.1

		Greece: 0.2%
258,240	(1)	Alpha Services and Holdings SA	317,030	0.0
296,624	(1)	Eurobank Ergasias Services and Holdings SA	347,024	0.1
4,349	(1),(4)	FF Group	–	–
26,249		Hellenic Telecommunications Organization SA	474,640	0.1
13,388		Jumbo SA	199,472	0.0
23,515		OPAP S.A.	342,293	0.0
25,133	(1)	Public Power Corp.	210,421	0.0
			1,890,880	0.2

		Hungary: 0.2%
45,460		MOL Hungarian Oil & Gas PLC	399,429	0.1
25,700	(1)	OTP Bank Nyrt	932,345	0.1
15,927		Richter Gedeon Nyrt	336,678	0.0
			1,668,452	0.2

		India: 12.9%
9,243		ACC Ltd.	260,809	0.0
30,900		Adani Enterprises Ltd.	816,301	0.1
44,525	(1)	Adani Green Energy Ltd.	1,118,237	0.1
57,175		Adani Ports & Special Economic Zone, Ltd.	580,306	0.1
31,346		Adani Total Gas Ltd.	889,312	0.1
31,326	(1)	Adani Transmissions Ltd.	972,570	0.1
83,359		Ambuja Cements Ltd.	327,473	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

11,783		Apollo Hospitals Enterprise Ltd.	699,291	0.1
43,475		Asian Paints Ltd.	1,759,182	0.2
33,946		Aurobindo Pharma Ltd.	298,159	0.0
18,360	(1),(2)	Avenue Supermarts Ltd.	965,536	0.1
259,407	(1)	Axis Bank Ltd.	2,582,626	0.3
8,213		Bajaj Auto Ltd.	394,427	0.1
31,024		Bajaj Finance Ltd.	2,946,296	0.4
4,319		Bajaj Finserv Ltd.	963,828	0.1
10,442		Balkrishna Industries Ltd.	292,827	0.0
74,859	(2)	Bandhan Bank Ltd.	301,534	0.0
28,796		Berger Paints India Ltd.	265,352	0.0
139,240		Bharat Electronics Ltd.	385,165	0.1
28,634		Bharat Forge Ltd.	263,012	0.0
96,257		Bharat Petroleum Corp. Ltd.	454,509	0.1
281,796	(1)	Bharti Airtel Ltd.	2,793,854	0.3
50,635	(1)	Biocon Ltd.	223,449	0.0
11,806		Britannia Industries Ltd.	497,789	0.1
47,132		Cholamandalam Investment and Finance Co. Ltd.	443,858	0.1
56,035		Cipla Ltd.	750,256	0.1
170,249		Coal India Ltd.	409,587	0.1
14,072		Colgate-Palmolive India Ltd.	285,739	0.0
30,383		Container Corp. Of India Ltd.	267,888	0.0
69,740		Dabur India Ltd.	491,805	0.1
15,311		Divis Laboratories Ltd.	885,602	0.1
72,430		DLF Ltd.	360,923	0.0
13,404		Dr Reddys Laboratories Ltd.	758,449	0.1
15,895		Eicher Motors Ltd.	512,583	0.1
170,931		GAIL India Ltd.	349,562	0.0
41,198	(1)	Godrej Consumer Products Ltd.	404,498	0.1
14,699	(1)	Godrej Properties Ltd.	321,998	0.0
29,849		Grasim Industries Ltd.	652,130	0.1
28,164		Havells India Ltd.	426,348	0.1
123,586		HCL Technologies Ltd.	1,888,746	0.2
6,941	(2)	HDFC Asset Management Co. Ltd.	195,333	0.0
102,940	(2)	HDFC Life Insurance Co., Ltd.	728,311	0.1
13,997		Hero Motocorp Ltd.	420,985	0.1
180,511		Hindalco Industries Ltd.	1,346,725	0.2
75,734		Hindustan Petroleum Corp. Ltd.	268,127	0.0
92,576		Hindustan Unilever Ltd.	2,490,689	0.3
197,701		Housing Development Finance Corp.	6,181,732	0.7
587,728		ICICI Bank Ltd.	5,605,736	0.7
25,470	(2)	ICICI Lombard General Insurance Co. Ltd.	444,300	0.1
42,245	(2)	ICICI Prudential Life Insurance Co. Ltd.	277,691	0.0
208,636		Indian Oil Corp. Ltd.	325,576	0.0
28,061		Indian Railway Catering & Tourism Corp. Ltd.	284,245	0.0
31,396		Indraprastha Gas Ltd.	154,051	0.0
78,901	(1)	Indus Towers Ltd.	230,004	0.0
8,790		Info Edge India Ltd.	520,048	0.1
388,303		Infosys Ltd.	9,724,139	1.2
10,955	(1),(2)	InterGlobe Aviation Ltd.	289,461	0.0
332,978		ITC Ltd.	1,095,713	0.1
97,024		JSW Steel Ltd.	932,040	0.1
9,202		Jubilant Foodworks Ltd.	317,987	0.0
62,883		Kotak Mahindra Bank Ltd.	1,444,212	0.2
5,994	(2)	Larsen & Toubro Infotech Ltd.	483,297	0.1
77,685		Larsen & Toubro Ltd.	1,801,572	0.2
27,246		Lupin Ltd.	267,770	0.0
101,326		Mahindra & Mahindra Ltd.	1,071,570	0.1
56,918		Marico Ltd.	377,328	0.1
15,655		Maruti Suzuki India Ltd.	1,553,555	0.2
7,762		MindTree Ltd.	436,719	0.1
147,227		Motherson Sumi Systems Ltd.	269,562	0.0
138,747	(1)	Motherson Sumi Wiring India	118,011	0.0
10,123		Mphasis Ltd.	447,870	0.1
242		MRF Ltd.	206,887	0.0
14,750		Muthoot Finance Ltd.	257,906	0.0
3,712		Nestle India Ltd.	848,570	0.1
551,817		NTPC Ltd.	978,641	0.1
282,255		Oil & Natural Gas Corp., Ltd.	606,976	0.1
671		Page Industries Ltd.	380,931	0.1
88,026		Petronet LNG Ltd.	224,283	0.0
9,801		PI Industries Ltd.	362,959	0.0
17,388		Pidilite Industries Ltd.	561,614	0.1
12,513		Piramal Enterprises, Ltd.	358,786	0.0
356,702		Power Grid Corp. of India Ltd.	1,016,934	0.1
328,699		Reliance Industries Ltd.	11,368,902	1.3
28,051		SBI Cards & Payment Services Ltd.	313,422	0.0
51,720	(2)	SBI Life Insurance Co. Ltd.	761,994	0.1
1,215		Shree Cement Ltd.	383,259	0.1
23,130		Shriram Transport Finance Co. Ltd.	343,465	0.0
8,975		Siemens, Ltd.	279,019	0.0
17,763		SRF Ltd.	623,217	0.1
200,454		State Bank of India	1,295,103	0.2
96,445		Sun Pharmaceutical Industries Ltd.	1,160,825	0.1
107,949		Tata Consultancy Services Ltd.	5,305,196	0.6
66,096		Tata Consumer Products Ltd.	675,316	0.1
190,089	(1)	Tata Motors Ltd.	1,074,355	0.1
168,692		Tata Power Co. Ltd.	527,256	0.1
82,989		Tata Steel Ltd.	1,419,733	0.2
73,235		Tech Mahindra Ltd.	1,440,898	0.2
40,699		Titan Co., Ltd.	1,355,821	0.2
6,280		Torrent Pharmaceuticals Ltd.	230,514	0.0
21,826		Trent Ltd.	365,289	0.0
11,375		Ultratech Cement Ltd.	985,864	0.1
33,547	(1)	United Spirits Ltd.	391,116	0.1
56,608		UPL Ltd.	572,092	0.1
128,034		Vedanta Ltd.	676,146	0.1
156,297		Wipro Ltd.	1,214,840	0.1
1,335,165	(1)	Yes Bank Ltd.	215,627	0.0
182,526	(1)	Zomato Ltd.	196,487	0.0
			109,346,418	12.9

		Indonesia: 1.7%
1,667,900		Adaro Energy Indonesia Tbk PT	312,387	0.1
1,015,700		Aneka Tambang Tbk	172,013	0.0
2,321,200		Astra International Tbk PT	1,062,621	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

6,425,500		Bank Central Asia Tbk PT	3,567,858	0.4
477,100	(1)	Bank Jago Tbk PT	486,170	0.1
2,096,600		Bank Mandiri Persero TBK PT	1,149,908	0.1
854,200		Bank Negara Indonesia Persero Tbk PT	488,041	0.1
7,741,938		Bank Rakyat Indonesia	2,500,528	0.3
3,360,700		Barito Pacific Tbk PT	211,273	0.0
849,900		Charoen Pokphand Indonesia Tbk PT	334,338	0.1
65,300		Gudang Garam Tbk PT	143,540	0.0
335,100		Indah Kiat Pulp & Paper Tbk PT	184,000	0.0
181,300		Indocement Tunggal Prakarsa Tbk PT	135,541	0.0
304,100		Indofood CBP Sukses Makmur TBK PT	155,384	0.0
533,100		Indofood Sukses Makmur Tbk PT	220,627	0.0
2,558,400		Kalbe Farma Tbk PT	286,790	0.0
1,319,600	(1)	Merdeka Copper Gold Tbk PT	414,556	0.1
2,755,400		Sarana Menara Nusantara Tbk PT	205,276	0.0
369,100		Semen Indonesia Persero Tbk PT	170,338	0.0
5,722,900		Telkom Indonesia Persero Tbk PT	1,820,748	0.2
963,500		Tower Bersama Infrastructure Tbk PT	192,116	0.0
916,900		Unilever Indonesia Tbk PT	233,180	0.0
193,500		United Tractors Tbk PT	343,464	0.1
			14,790,697	1.7

		Kuwait: 0.8%
138,897		Agility Public Warehousing Co. KSC	502,463	0.1
133,041	(1)	Boubyan Bank KSCP	411,494	0.0
528,030		Kuwait Finance House KSCP	1,859,282	0.2
77,854		Mabanee Co. KPSC	235,355	0.0
238,772		Mobile Telecommunications Co. KSCP	493,272	0.1
818,045		National Bank of Kuwait SAKP	2,955,963	0.4
			6,457,829	0.8

		Malaysia: 1.5%
227,600	(1)	AMMB Holdings Bhd	200,579	0.0
322,500		Axiata Group Bhd	290,689	0.1
752,300		CIMB Group Holdings Bhd	952,986	0.1
444,442		Dialog Group BHD	288,961	0.1
354,200		Digi.Com BHD	327,978	0.1
19,100		Fraser & Neave Holdings Bhd	95,392	0.0
239,200		Genting Bhd	265,577	0.0
348,700		Genting Malaysia BHD	246,083	0.0
87,700		HAP Seng Consolidated Bhd	156,013	0.0
199,500		Hartalega Holdings Bhd	230,115	0.0
75,072		Hong Leong Bank BHD	360,012	0.1
28,792		Hong Leong Financial Group Bhd	134,211	0.0
210,400		IHH Healthcare Bhd	309,273	0.1
372,600		Inari Amertron Bhd	269,538	0.0
293,800		IOI Corp. Bhd	287,352	0.0
50,900		Kuala Lumpur Kepong Bhd	305,055	0.1
529,500		Malayan Banking BHD	1,125,301	0.1
134,800	(1)	Malaysia Airports Holdings Bhd	222,810	0.0
281,500		Maxis Bhd	262,554	0.0
156,500		MISC Bhd	273,235	0.0
7,200		Nestle Malaysia Bhd	228,770	0.0
267,400		Petronas Chemicals Group Bhd	610,509	0.1
38,500		Petronas Dagangan BHD	186,972	0.0
88,000		Petronas Gas BHD	348,324	0.1
69,880		PPB Group Bhd	284,190	0.0
381,500		Press Metal Aluminium Holdings Bhd	562,530	0.1
1,656,000		Public Bank BHD	1,836,970	0.2
137,000		QL Resources Bhd	163,563	0.0
208,376		RHB Bank Bhd	295,368	0.1
355,200		Sime Darby Bhd	202,312	0.0
206,200		Sime Darby Plantation Bhd	243,206	0.0
152,100		Telekom Malaysia BHD	176,888	0.0
250,500		Tenaga Nasional BHD	536,179	0.1
617,100		Top Glove Corp. Bhd	281,784	0.0
138,500		Westports Holdings Bhd	131,756	0.0
			12,693,035	1.5

		Mexico: 2.4%
350,900		Alfa SA de CV	266,748	0.0
3,503,000		America Movil SAB de CV-AMXL	3,710,820	0.4
51,100		Arca Continental SAB de CV	346,807	0.1
74,800		Becle SAB de CV	183,296	0.0
1,747,721	(1)	Cemex SA de CV - Unit	934,051	0.1
57,900		Coca-Cola Femsa SAB de CV - Unit	318,843	0.0
354,200		Fibra Uno Administracion SA de CV	414,925	0.1
221,800		Fomento Economico Mexicano SAB de CV - Unit	1,841,531	0.2
25,545		Gruma SAB de CV	320,295	0.0
40,550		Grupo Aeroportuario del Pacifico SA de CV	653,673	0.1
23,420		Grupo Aeroportuario del Sureste SA de CV	520,197	0.1
175,900		Grupo Bimbo SAB de CV	530,618	0.1
57,100		Grupo Carso SAB de CV	214,706	0.0
295,277		Grupo Financiero Banorte	2,224,153	0.3
255,600	(1)	Grupo Financiero Inbursa SA	534,588	0.1
359,700		Grupo Mexico SA de CV Series B	2,147,530	0.3
271,600		Grupo Televisa S.A. - Unit	637,693	0.1
17,280		Industrias Penoles, S.A. de C.V.	218,063	0.0
188,100		Kimberly-Clark de Mexico SA de CV	265,269	0.0
46,300		Megacable Holdings SAB de CV - Unit	139,668	0.0
160,900		Operadora de Sites Mexicanos SA de CV	205,069	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

127,450		Orbia Advance Corp. SAB de CV	337,111	0.0
25,225		Promotora y Operadora de Infraestructura SAB de CV	200,291	0.0
9,621		Southern Copper Corp.	730,234	0.1
609,500		Wal-Mart de Mexico SAB de CV	2,497,755	0.3
			20,393,934	2.4

		Peru: 0.2%
25,619	(1)	Cia de Minas Buenaventura SAA ADR	257,983	0.0
7,807		Credicorp Ltd.	1,341,789	0.2
			1,599,772	0.2

		Philippines: 0.8%
232,070		Aboitiz Equity Ventures, Inc.	266,850	0.0
904,800		AC Energy Corp.	152,124	0.0
30,825		Ayala Corp.	489,857	0.1
902,990		Ayala Land, Inc.	609,696	0.1
203,720		Bank of the Philippine Islands	392,125	0.1
224,739		BDO Unibank, Inc.	574,076	0.1
3,270		Globe Telecom, Inc.	160,487	0.0
12,480		GT Capital Holdings, Inc.	132,716	0.0
115,800		International Container Terminal Services, Inc.	501,655	0.1
341,899		JG Summit Holdings, Inc.	404,919	0.1
51,450		Jollibee Foods Corp.	223,406	0.0
29,020		Manila Electric Co.	209,200	0.0
1,625,100		Metro Pacific Investments Corp.	118,966	0.0
217,902		Metropolitan Bank & Trust Co.	239,455	0.0
536,800	(1),(2)	Monde Nissin Corp.	142,123	0.0
9,020		PLDT, Inc.	322,485	0.0
26,892		SM Investments Corp.	472,410	0.1
1,161,800		SM Prime Holdings, Inc.	847,012	0.1
104,190		Universal Robina Corp.	243,637	0.0
			6,503,199	0.8

		Poland: 0.7%
41,159	(1),(2),(3)	Allegro.eu SA	344,748	0.0
21,148		Bank Polska Kasa Opieki SA	565,287	0.1
8,178	(3)	CD Projekt SA	335,695	0.0
30,654		Cyfrowy Polsat SA	201,820	0.0
5,579	(1),(2)	Dino Polska SA	450,263	0.1
16,220		KGHM Polska Miedz SA	658,725	0.1
128		LPP SA	346,348	0.1
1,817	(1)	mBank SA	151,533	0.0
81,150	(1)	Orange Polska SA	151,978	0.0
97,980	(1)	PGE Polska Grupa Energetyczna SA	211,037	0.0
34,059		Polski Koncern Naftowy Orlen	611,205	0.1
197,759		Polskie Gornictwo Naftowe I Gazownictwo SA	290,720	0.0
101,501	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	956,403	0.1
69,055		Powszechny Zaklad Ubezpieczen SA	552,797	0.1
4,188		Santander Bank Polska SA	302,828	0.0
			6,131,387	0.7

		Qatar: 1.0%
214,965		Barwa Real Estate Co.	205,926	0.0
231,958		Commercial Bank PQSC	475,795	0.1
169,492		Industries Qatar QSC	883,431	0.1
517,472		Masraf Al Rayan	734,628	0.1
526,824		Mesaieed Petrochemical Holding Co.	420,967	0.1
97,121		Ooredoo QPSC	189,668	0.0
57,554		Qatar Electricity & Water Co. QSC	288,572	0.0
60,180		Qatar Fuel QSC	295,426	0.1
277,395		Qatar Gas Transport Co. Ltd.	272,692	0.0
96,061		Qatar International Islamic Bank QSC	291,841	0.0
130,984		Qatar Islamic Bank SAQ	857,461	0.1
528,965		Qatar National Bank QPSC	3,342,864	0.4
			8,259,271	1.0

		Romania: 0.0%
49,378		NEPI Rockcastle PLC	328,873	0.0

		Russia: –%
292,495		Alrosa PJSC	–	–
1,334,323		Gazprom PJSC	–	–
4,339,761		Inter RAO UES PJSC	–	–
46,982		Lukoil PJSC	–	–
39,657		Magnit PJSC GDR	–	–
7,016		MMC Norilsk Nickel OJSC	–	–
49,141		Mobile TeleSystems PJSC ADR	–	–
170,929		Moscow Exchange MICEX-RTS PJ	–	–
10,199		Novatek PJSC GDR	–	–
166,658		Novolipetsk Steel PJSC	–	–
5,981	(1)	Ozon Holdings PLC ADR	–	–
15,683		PhosAgro OJSC GDR	–	–
40,645		Polymetal International PLC	–	–
3,794		Polyus PJSC	–	–
126,916		Rosneft Oil Co. PJSC	–	–
1,201,542		Sberbank of Russia PJSC	–	–
23,691		Severstal PAO	–	–
770,779		Surgutneftegas PJSC	–	–
160,492		Tatneft PJSC	–	–
13,582		TCS Group Holding PLC GDR	–	–
344,289	(1)	United Co. RUSAL International PJSC	–	–
13,851	(1)	VK Co. Ltd. GDR	–	–
377,182,805	(1),(5)	VTB Bank PJSC	–	–
2,448		X5 Retail Group N.V. - FIVEL GDR	–	–
10,806		X5 Retail Group NV - FIVE GDR	–	–
34,476	(1)	Yandex NV	–	–
			–	–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

		Saudi Arabia: 4.2%
5,422		Abdullah Al Othaim Markets Co.	169,099	0.0
15,677		Advanced Petrochemical Co.	293,403	0.0
140,025		Al Rajhi Bank	5,976,797	0.7
111,499		Alinma Bank	1,149,804	0.1
27,060		Almarai Co. JSC	368,177	0.1
66,420		Arab National Bank	489,768	0.1
42,112	(1)	Bank AlBilad	692,171	0.1
49,726		Bank Al-Jazira	347,174	0.1
68,086		Banque Saudi Fransi	970,594	0.1
7,034		Bupa Arabia for Cooperative Insurance Co.	335,622	0.0
7,782		Co for Cooperative Insurance/The	148,673	0.0
63,934	(1)	Dar Al Arkan Real Estate Development Co.	185,273	0.0
5,935		Dr Sulaiman Al Habib Medical Services Group Co.	300,042	0.0
52,481	(1)	Emaar Economic City	162,614	0.0
43,412		Etihad Etisalat Co.	480,234	0.1
6,848		Jarir Marketing Co.	358,811	0.1
57,614	(1)	Mobile Telecommunications Co. Saudi Arabia	203,599	0.0
5,568		Mouwasat Medical Services Co.	314,650	0.0
41,749	(1)	National Industrialization Co.	254,851	0.0
13,968		National Petrochemical Co.	172,110	0.0
27,742	(1)	Rabigh Refining & Petrochemical Co.	207,194	0.0
154,342		Riyad Bank	1,540,117	0.2
25,065		SABIC Agri-Nutrients Co.	1,209,404	0.2
42,020		Sahara International Petrochemical Co.	596,947	0.1
49,576	(1)	Saudi Arabian Mining Co.	1,760,146	0.2
253,791	(2)	Saudi Arabian Oil Co.	2,911,159	0.4
101,682		Saudi Basic Industries Corp.	3,534,138	0.4
94,615		Saudi British Bank/The	999,402	0.1
91,500		Saudi Electricity Co.	643,067	0.1
27,940		Saudi Industrial Investment Group	259,477	0.0
85,500	(1)	Saudi Kayan Petrochemical Co.	511,072	0.1
251,519		Saudi National Bank	4,732,572	0.6
4,162	(1)	Saudi Research & Media Group	277,889	0.0
67,934		Saudi Telecom Co.	1,943,807	0.2
27,937		Savola Group/The	270,664	0.0
28,685		Yanbu National Petrochemical Co.	509,181	0.1
			35,279,702	4.2

		Singapore: 0.0%
26,200	(2)	BOC Aviation Ltd.	205,805	0.0

		South Africa: 4.0%
82,371		Absa Group Ltd.	1,068,052	0.1
13,212	(3)	African Rainbow Minerals Ltd.	258,725	0.0
6,018		Anglo American Platinum Ltd.	826,364	0.1
47,929	(3)	AngloGold Ashanti Ltd.	1,137,262	0.1
45,451		Aspen Pharmacare Holdings Ltd.	617,823	0.1
38,009	(3)	Bid Corp. Ltd.	827,211	0.1
32,931	(3)	Bidvest Group Ltd.	504,134	0.1
9,175		Capitec Bank Holdings Ltd.	1,461,213	0.2
27,796		Clicks Group Ltd.	587,877	0.1
49,365	(1)	Discovery Ltd.	614,925	0.1
27,639		Exxaro Resources Ltd.	417,896	0.1
583,894	(3)	FirstRand Ltd.	3,081,889	0.4
101,614		Gold Fields Ltd.	1,573,554	0.2
386,217		Growthpoint Properties Ltd.	389,058	0.0
65,077		Harmony Gold Mining Co., Ltd.	326,372	0.0
93,163	(3)	Impala Platinum Holdings Ltd.	1,433,993	0.2
7,553	(3)	Kumba Iron Ore Ltd.	335,508	0.0
29,506		Mr Price Group Ltd.	435,653	0.1
196,501	(3)	MTN Group Ltd.	2,542,551	0.3
43,748		MultiChoice Group	394,383	0.1
25,039		Naspers Ltd.	2,827,962	0.3
52,027		Nedbank Group Ltd.	826,437	0.1
39,459	(1)	Northam Platinum Holdings Ltd.	588,894	0.1
528,700		Old Mutual Ltd.	497,505	0.1
165,722	(2)	Pepkor Holdings Ltd.	263,114	0.0
89,351		Rand Merchant Investment Holdings Ltd.	319,126	0.0
15,998		Reinet Investments SCA	358,837	0.0
60,067		Remgro Ltd.	615,859	0.1
218,323	(3)	Sanlam Ltd.	1,074,810	0.1
65,116	(1)	Sasol Ltd.	1,574,248	0.2
57,839	(3)	Shoprite Holdings Ltd.	933,557	0.1
304,264		Sibanye Stillwater Ltd.	1,223,438	0.1
22,642		Spar Group Ltd.	262,965	0.0
154,248	(3)	Standard Bank Group Ltd.	1,916,366	0.2
19,493	(3)	Tiger Brands Ltd.	215,974	0.0
71,621		Vodacom Group Pty Ltd.	784,216	0.1
114,306	(3)	Woolworths Holdings Ltd./South Africa	450,318	0.1
			33,568,069	4.0

		South Korea: 11.7%
3,185	(1)	Alteogen, Inc.	147,109	0.0
3,632		Amorepacific Corp.	476,116	0.1
3,654		AMOREPACIFIC Group	131,551	0.0
1,056		BGF retail Co. Ltd.	151,678	0.0
9,880		Celltrion Healthcare Co. Ltd.	526,294	0.1
1,990	(1)	Celltrion Pharm, Inc.	159,766	0.0
11,214		Celltrion, Inc.	1,578,708	0.2
9,605		Cheil Worldwide, Inc.	185,809	0.0
967		CJ CheilJedang Corp.	293,147	0.0
1,977		CJ Corp.	136,752	0.0
1,398		CJ ENM Co. Ltd.	150,490	0.0
1,317	(1)	CJ Logistics Corp.	139,931	0.0
6,184		Coway Co. Ltd.	348,569	0.1
5,570		DB Insurance Co. Ltd.	320,729	0.0
6,140		Doosan Bobcat, Inc.	195,131	0.0
39,720	(1)	Doosan Heavy Industries and Construction Co. Ltd.	661,144	0.1
1,239		Ecopro BM Co. Ltd.	400,405	0.1
2,335		E-Mart, Inc.	269,675	0.0
396		F&F Co. Ltd. / New	241,532	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

722		Green Cross Corp./South Korea	119,795	0.0
7,578		GS Engineering & Construction Corp.	287,772	0.0
6,048		GS Holdings Corp.	218,426	0.0
34,682		Hana Financial Group, Inc.	1,379,413	0.2
8,469		Hankook Tire & Technology Co. Ltd.	233,828	0.0
854		Hanmi Pharm Co. Ltd.	192,387	0.0
22,793		Hanon Systems Corp.	220,559	0.0
13,941	(1)	Hanwha Solutions Corp.	410,831	0.1
10,706	(1)	HLB, Inc.	268,653	0.0
30,446		HMM Co. Ltd	725,272	0.1
3,892		Hotel Shilla Co. Ltd.	258,897	0.0
1,871	(1)	HYBE Co. Ltd.	472,847	0.1
9,204		Hyundai Engineering & Construction Co. Ltd.	360,329	0.1
2,080		Hyundai Glovis Co., Ltd.	327,975	0.0
5,519		Hyundai Heavy Industries Holdings Co., Ltd.	243,472	0.0
7,642		Hyundai Mobis Co. Ltd.	1,346,907	0.2
15,422		Hyundai Motor Co.	2,275,377	0.3
10,229		Hyundai Steel Co.	347,388	0.1
2,674		Iljin Materials Co. Ltd.	210,736	0.0
28,430		Industrial Bank Of Korea	252,641	0.0
35,707		Kakao Corp.	3,103,602	0.4
3,486	(1)	Kakao Games Corp.	222,247	0.0
10,878	(1)	KakaoBank Corp.	459,435	0.1
10,846	(1)	Kangwon Land, Inc.	247,376	0.0
44,802		KB Financial Group, Inc.	2,245,203	0.3
30,218		Kia Corp.	1,830,249	0.2
8,819		Korea Aerospace Industries Ltd.	305,993	0.0
28,331	(1)	Korea Electric Power Corp.	527,836	0.1
4,936		Korea Investment Holdings Co., Ltd.	317,108	0.0
4,576	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	332,862	0.0
988		Korea Zinc Co., Ltd.	475,575	0.1
18,377	(1)	Korean Air Lines Co. Ltd.	454,335	0.1
2,540	(1)	Krafton, Inc.	572,231	0.1
12,829		KT&G Corp.	853,514	0.1
2,174		Kumho Petrochemical Co. Ltd.	275,523	0.0
2,604	(1)	L&F Co. Ltd.	479,196	0.1
5,187		LG Chem Ltd.	2,266,546	0.3
9,441		LG Corp.	592,878	0.1
26,432		LG Display Co., Ltd.	445,568	0.1
12,320		LG Electronics, Inc.	1,211,837	0.2
2,374	(1)	LG Energy Solution	865,730	0.1
1,051		LG Household & Health Care Ltd.	741,388	0.1
1,636		LG Innotek Co. Ltd.	516,552	0.1
25,340		LG Uplus Corp.	291,524	0.0
1,998		Lotte Chemical Corp.	342,918	0.0
1,749		Lotte Shopping Co. Ltd.	137,349	0.0
3,621		Meritz Finance Group, Inc.	121,204	0.0
4,644		Meritz Fire & Marine Insurance Co., Ltd.	180,743	0.0
38,278		Meritz Securities Co. Ltd.	205,734	0.0
32,907		Mirae Asset Securities Co. Ltd.	231,006	0.0
14,044		NAVER Corp.	3,903,235	0.5
1,912		NCSoft Corp.	733,264	0.1
2,684	(2)	Netmarble Corp.	245,277	0.0
17,345		NH Investment & Securities Co., Ltd.	162,185	0.0
2,962		Orion Corp./Republic of Korea	215,682	0.0
34,990		Pan Ocean Co. Ltd.	200,455	0.0
3,502	(1)	Pearl Abyss Corp.	284,739	0.0
3,491		POSCO Chemical Co., Ltd.	343,213	0.0
8,520		POSCO Holdings, Inc.	2,043,724	0.3
2,523		S-1 Corp.	148,001	0.0
2,036	(1),(2)	Samsung Biologics Co. Ltd.	1,383,415	0.2
9,093		Samsung C&T Corp.	849,017	0.1
6,348		Samsung Electro-Mechanics Co. Ltd.	854,727	0.1
547,954		Samsung Electronics Co., Ltd. 005930	31,355,563	3.7
18,162	(1)	Samsung Engineering Co. Ltd.	389,812	0.1
3,425		Samsung Fire & Marine Insurance Co. Ltd.	616,791	0.1
72,150	(1)	Samsung Heavy Industries Co., Ltd.	335,959	0.0
7,279		Samsung Life Insurance Co. Ltd.	394,184	0.1
6,231		Samsung SDI Co., Ltd.	3,032,564	0.4
3,957		Samsung SDS Co. Ltd.	448,923	0.1
7,404		Samsung Securities Co. Ltd.	254,255	0.0
4,160		SD Biosensor, Inc.	191,517	0.0
4,270		Seegene, Inc.	178,935	0.0
50,862		Shinhan Financial Group Co., Ltd.	1,727,718	0.2
3,335	(1)	SK Biopharmaceuticals Co. Ltd.	245,636	0.0
2,655	(1)	SK Bioscience Co. Ltd.	340,599	0.0
1,395		SK Chemicals Co. Ltd.	155,205	0.0
62,238		SK Hynix, Inc.	5,987,246	0.7
2,801	(1),(2)	SK IE Technology Co. Ltd.	288,583	0.0
5,758	(1)	SK Innovation Co. Ltd.	1,010,038	0.1
11,180	(1)	SK Square Co. Ltd.	520,010	0.1
3,733		SK Telecom Co., Ltd.	174,548	0.0
4,611		SK, Inc.	913,754	0.1
2,444		SKC Co., Ltd.	307,303	0.0
5,279		S-Oil Corp.	418,858	0.1
57,217		Woori Financial Group, Inc.	717,141	0.1
6,200		Yuhan Corp.	297,458	0.0
			99,190,837	11.7

		Taiwan: 15.7%
59,000		Accton Technology Corp.	453,652	0.1
349,462		Acer, Inc.	362,222	0.0
43,659		Advantech Co. Ltd.	559,430	0.1
15,603		Airtac International Group	501,650	0.1
375,243		ASE Technology Holding Co. Ltd	1,337,165	0.2
250,356		Asia Cement Corp.	422,750	0.1
3,000		ASMedia Technology, Inc.	200,435	0.0
82,000		Asustek Computer, Inc.	1,063,841	0.1
954,000		AU Optronics Corp.	650,682	0.1
78,000		Catcher Technology Co., Ltd.	391,313	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

900,079		Cathay Financial Holding Co., Ltd.	2,009,101	0.2
150,252		Chailease Holding Co. Ltd.	1,317,910	0.2
485,989		Chang Hwa Commercial Bank Ltd.	323,894	0.0
199,650		Cheng Shin Rubber Industry Co. Ltd.	245,786	0.0
1,795,100		China Development Financial Holding Corp.	1,191,435	0.1
1,391,535		China Steel Corp.	1,876,124	0.2
441,000		Chunghwa Telecom Co., Ltd.	1,953,134	0.2
489,000		Compal Electronics, Inc.	455,519	0.1
2,113,170		CTBC Financial Holding Co. Ltd.	2,153,544	0.3
220,703		Delta Electronics, Inc.	2,046,298	0.2
98,000		E Ink Holdings, Inc.	623,163	0.1
1,371,883		E.Sun Financial Holding Co., Ltd.	1,573,969	0.2
22,386		Eclat Textile Co. Ltd.	370,593	0.0
7,000		eMemory Technology, Inc.	444,822	0.1
293,142		Evergreen Marine Corp. Taiwan Ltd.	1,362,571	0.2
335,685		Far Eastern New Century Corp.	354,738	0.0
184,000		Far EasTone Telecommunications Co., Ltd.	471,457	0.1
50,891		Feng TAY Enterprise Co., Ltd.	338,421	0.0
1,166,092		First Financial Holding Co., Ltd.	1,153,146	0.1
396,600		Formosa Chemicals & Fibre Co.	1,088,537	0.1
131,000		Formosa Petrochemical Corp.	429,958	0.1
444,600		Formosa Plastics Corp.	1,644,377	0.2
113,849		Foxconn Technology Co., Ltd.	247,885	0.0
855,364		Fubon Financial Holding Co., Ltd.	2,271,179	0.3
35,000		Giant Manufacturing Co., Ltd.	316,814	0.0
25,000		Globalwafers Co. Ltd.	581,875	0.1
32,101		Hiwin Technologies Corp.	266,437	0.0
1,452,170		HON HAI Precision Industry Co., Ltd.	5,332,121	0.6
34,000		Hotai Motor Co. Ltd.	704,850	0.1
968,842		Hua Nan Financial Holdings Co. Ltd.	819,540	0.1
1,104,439		Innolux Corp.	639,650	0.1
331,000		Inventec Co., Ltd.	283,735	0.0
11,000		Largan Precision Co. Ltd.	719,064	0.1
241,538		Lite-On Technology Corp.	570,700	0.1
173,820		MediaTek, Inc.	5,409,372	0.6
1,243,826		Mega Financial Holdings Co., Ltd.	1,857,286	0.2
79,000		Micro-Star International Co., Ltd.	354,683	0.0
5,000		momo.com, Inc.	162,519	0.0
603,890		Nan Ya Plastics Corp.	1,954,867	0.2
27,000		Nan Ya Printed Circuit Board Corp.	484,658	0.1
142,000		Nanya Technology Corp.	338,738	0.0
19,000		Nien Made Enterprise Co. Ltd.	221,206	0.0
67,000		Novatek Microelectronics Corp., Ltd.	985,149	0.1
26,000	(1)	Oneness Biotech Co. Ltd.	193,946	0.0
9,000		Parade Technologies Ltd.	562,482	0.1
226,000		Pegatron Corp.	569,082	0.1
272,000		Pou Chen Corp.	297,773	0.0
65,000		President Chain Store Corp.	596,184	0.1
313,000		Quanta Computer, Inc.	958,547	0.1
52,760		Realtek Semiconductor Corp.	783,738	0.1
133,719		Ruentex Development Co. Ltd.	366,564	0.0
399,349		Shanghai Commercial & Savings Bank Ltd./The	695,967	0.1
1,390,529		Shin Kong Financial Holding Co., Ltd.	520,467	0.1
1,161,454		SinoPac Financial Holdings Co., Ltd.	742,811	0.1
158,800		Synnex Technology International Corp.	414,509	0.1
1,164,871		Taishin Financial Holdings Co., Ltd.	828,663	0.1
620,119		Taiwan Cement Corp.	1,075,587	0.1
1,067,837		Taiwan Cooperative Financial Holding Co. Ltd.	1,095,984	0.1
216,000		Taiwan High Speed Rail Corp.	217,000	0.0
200,000		Taiwan Mobile Co., Ltd.	731,868	0.1
2,828,000		Taiwan Semiconductor Manufacturing Co., Ltd.	58,012,238	6.9
138,000		Unimicron Technology Corp.	1,176,236	0.1
549,209		Uni-President Enterprises Corp.	1,253,385	0.2
1,352,000		United Microelectronics Corp.	2,482,846	0.3
104,000		Vanguard International Semiconductor Corp.	447,824	0.1
7,000		Voltronic Power Technology Corp.	353,259	0.0
71,300		Wan Hai Lines Ltd.	390,466	0.1
39,000		Win Semiconductors Corp.	358,901	0.0
346,000		Winbond Electronics Corp.	370,600	0.0
9,000		Wiwynn Corp.	317,488	0.0
191,280		WPG Holdings Ltd.	372,643	0.1
50,537		Yageo Corp.	754,372	0.1
201,000	(1)	Yang Ming Marine Transport Corp.	861,717	0.1
1,086,409		Yuanta Financial Holding Co., Ltd.	995,297	0.1
77,000		Zhen Ding Technology Holding Ltd.	286,709	0.0
			132,979,118	15.7

		Thailand: 1.9%
34,200		Advanced Info Service PCL	238,966	0.0
101,900		Advanced Info Service PCL - Foreign	712,007	0.1
5,700	(1)	Airports of Thailand PCL	11,304	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

488,100	(1)	Airports of Thailand PCL - Foreign	967,944	0.1
72,000	(1)	Asset World Corp. PCL	10,989	0.0
874,000	(1)	Asset World Corp. PCL - Foreign	133,392	0.0
107,300		B Grimm Power PCL - Foreign	113,323	0.0
18,100		Bangkok Commercial Asset Management PCL	11,171	0.0
218,300		Bangkok Commercial Asset Management PCL - Foreign	134,727	0.0
16,700		Bangkok Dusit Medical Services PCL	12,524	0.0
1,040,800		Bangkok Dusit Medical Services PCL - Foreign	780,524	0.1
42,600		Bangkok Expressway & Metro PCL	11,112	0.0
854,100		Bangkok Expressway & Metro PCL - Foreign	222,791	0.0
10,000		Berli Jucker PCL	10,814	0.0
144,400		Berli Jucker PCL - Foreign	156,153	0.0
42,200		BTS Group Holdings PCL	11,642	0.0
853,700		BTS Group Holdings PCL - Foreign	235,509	0.0
2,300		Bumrungrad Hospital PCL	10,791	0.0
54,800		Bumrungrad Hospital PCL - Foreign	257,115	0.0
35,900		Carabao Group PCL	116,134	0.0
3,400		Carabao Group PCL	10,999	0.0
33,000		Central Pattana PCL	58,283	0.0
191,200		Central Pattana PCL - Foreign	337,688	0.1
9,500	(2)	Central Retail Corp. PCL	11,306	0.0
202,500		Central Retail Corp. PCL - Foreign	240,987	0.0
83,800		Charoen Pokphand Foods PCL	60,642	0.0
333,500		Charoen Pokphand Foods PCL - Foreign	241,338	0.0
5,900		CP ALL PCL	11,494	0.0
664,700		CP ALL PCL - Foreign	1,294,983	0.2
900		Delta Electronics Thailand PCL	10,416	0.0
34,900		Delta Electronics Thailand PCL - Foreign	403,923	0.1
2,100		Electricity Generating PCL	10,705	0.0
30,600		Electricity Generating PCL - Foreign	155,993	0.0
3,800		Energy Absolute PCL	11,153	0.0
169,100		Energy Absolute PCL - Foreign	496,305	0.1
5,200		Global Power Synergy PCL	11,248	0.0
88,500		Global Power Synergy PCL - Foreign	191,438	0.0
7,800		Gulf Energy Development PCL	11,964	0.0
316,200		Gulf Energy Development PCL - Foreign	484,988	0.1
23,600		Home Product Center PCL	11,236	0.0
667,951		Home Product Center PCL - Foreign	318,022	0.1
7,900		Indorama Ventures PCL	10,999	0.0
197,100		Indorama Ventures PCL - Foreign	274,415	0.1
4,800		Intouch Holdings PCL	11,203	0.0
127,700		Intouch Holdings PCL - Foreign	298,043	0.1
224,700		Krung Thai Bank PCL	92,768	0.0
174,600		Krung Thai Bank PCL - Foreign	72,084	0.0
6,000		Krungthai Card PCL	11,041	0.0
103,500		Krungthai Card PCL - Foreign	190,457	0.0
877,800		Land & Houses PCL - Foreign	250,418	0.0
38,800		Land and Houses PCL	11,069	0.0
11,200	(1)	Minor International PCL	11,216	0.0
334,200	(1)	Minor International PCL - Foreign	334,665	0.1
7,100		Muangthai Capital PCL	11,165	0.0
87,200		Muangthai Capital PCL - Foreign	137,122	0.0
9,800		Osotspa PCL	11,009	0.0
126,500		Osotspa PCL - Foreign	142,104	0.0
30,200		PTT Exploration & Production PCL	130,121	0.0
119,600		PTT Exploration & Production PCL - Foreign	515,313	0.1
56,700		PTT Global Chemical PCL	86,203	0.0
197,300		PTT Global Chemical PCL - Foreign	299,963	0.1
332,800		PTT Oil & Retail Business PCL	249,276	0.0
14,600	(2)	PTT Oil & Retail Business PCL	10,936	0.0
9,400		PTT PCL	10,833	0.0
1,131,700		PTT PCL - Foreign	1,304,204	0.2
8,300		Ratch Group PCL	10,983	0.0
95,400		Ratch Group PCL - Foreign	126,244	0.0
48,900		Robinson PCL - Foreign	92,559	0.0
142,000		SCG Packaging PCL	257,424	0.0
6,600		SCG Packaging PCL	11,965	0.0
94,200		Siam Cement PCL - Foreign	1,081,859	0.1
3,300		Siam Commercial Bank PCL	11,253	0.0
92,900		Siam Commercial Bank PCL - Foreign	316,793	0.1
123,000	(3)	Sri Trang Gloves Thailand PCL - Foreign	93,406	0.0
6,600		Srisawad Corp. PCL	11,255	0.0
87,800		Srisawad Corp. PCL - Foreign	149,729	0.0
6,600		Thai Oil PCL	10,213	0.0
128,300		Thai Oil PCL - Foreign	198,542	0.0
18,700		Thai Union Group PCL	10,609	0.0
330,200		Thai Union Group PCL - Foreign	187,324	0.0
1,356,890	(3)	True Corp. PCL - Foreign	209,553	0.0
			15,800,381	1.9

		Turkey: 0.3%
355,589		Akbank TAS	175,239	0.0
87,310		Aselsan Elektronik Sanayi Ve Ticaret AS	143,655	0.0
50,451		BIM Birlesik Magazalar AS	291,082	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

164,593	Eregli Demir ve Celik Fabrikalari TAS	360,827	0.1
8,583	Ford Otomotiv Sanayi AS	174,740	0.0
86,917	KOC Holding AS	234,950	0.1
179,970	Turk Sise Ve Cam Fabrikalari	186,572	0.0
133,548	Turkcell Iletisim Hizmet AS	205,168	0.0
266,823	Turkiye Garanti Bankasi A/S	221,871	0.0
195,397	Turkiye Is Bankasi	117,481	0.0
15,042	(1) Turkiye Petrol Rafinerileri AS	219,811	0.0
		2,331,396	0.3

	United Arab Emirates: 1.4%
312,741	Abu Dhabi Commercial Bank PJSC	891,189	0.1
172,554	Abu Dhabi Islamic Bank PJSC	409,959	0.0
282,970	Abu Dhabi National Oil Co. for Distribution PJSC	323,113	0.0
444,300	Aldar Properties PJSC	594,766	0.1
353,296	Dubai Islamic Bank PJSC	591,653	0.1
446,618	Emaar Properties PJSC	725,461	0.1
286,411	Emirates NBD Bank PJSC	1,165,443	0.1
401,151	Emirates Telecommunications Group Co. PJSC	4,039,681	0.5
505,474	First Abu Dhabi Bank PJSC	3,247,761	0.4
		11,989,026	1.4

	Total Common Stock
	(Cost $801,108,520)	812,994,246	95.9

PREFERRED STOCK: 2.3%
	Brazil: 1.5%
28,970	Alpargatas SA	159,117	0.0
552,288	Banco Bradesco SA	2,572,909	0.3
22,800	Braskem SA	211,907	0.0
31,000	Centrais Eletricas Brasileiras SA	245,146	0.0
127,269	Cia Energetica de Minas Gerais	405,247	0.1
134,100	Gerdau SA	865,261	0.1
546,725	Itau Unibanco Holding S.A.	3,152,162	0.4
530,591	Itausa SA	1,201,368	0.1
548,200	Petroleo Brasileiro SA	3,843,462	0.5
		12,656,579	1.5

	Chile: 0.1%
15,586	Sociedad Quimica y Minera de Chile SA	1,347,234	0.1

	Russia: –%
773,978	Surgutneftegas PJSC	–	–

	South Korea: 0.7%
3,068	Hyundai Motor Co.	217,020	0.0
4,482	Hyundai Motor Co.- Series 2	318,530	0.1
953	LG Chem Ltd.	213,759	0.0
249	LG Household & Health Care Ltd.	103,821	0.0
95,214	Samsung Electronics Co., Ltd.	4,933,556	0.6
		5,786,686	0.7

	Total Preferred Stock
	(Cost $17,982,048)	19,790,499	2.3

RIGHTS: 0.0%
	South Korea: 0.0%
123	(1) Samsung Biologics Co. Ltd.	19,132	0.0

	Total Rights
	(Cost $–)	19,132	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR	320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	4,210	0.0

		Total Corporate Bonds/Notes
		(Cost $4,402)	4,210	0.0

		Total Long-Term Investments
		(Cost $819,094,970)	832,808,087	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
		Repurchase Agreements: 2.1%
4,172,497	(6)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,172,531, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $4,255,947, due 02/01/36-03/01/52)	4,172,497	0.5
643,084	(6)	Bank of Montreal, Repurchase Agreement dated 03/31/22, 0.24%, due 04/01/22 (Repurchase Amount $643,088, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $655,946, due 04/07/22-08/15/51)	643,084	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

4,172,500	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $4,172,533, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,255,950, due 04/25/22-12/20/71)	4,172,500	0.5
2,107,024	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,107,043, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,149,190, due 04/19/22-02/15/52)	2,107,024	0.2
4,172,497	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,172,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,255,947, due 04/26/22-03/20/52)	4,172,497	0.5
2,659,204	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,659,228, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,712,390, due 01/15/25-02/15/51)	2,659,204	0.3

	Total Repurchase Agreements
	(Cost $17,926,806)		17,926,806	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.9%
32,525,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $32,525,000)	32,525,000	3.9

	Total Short-Term Investments
	(Cost $50,451,806)	50,451,806	6.0

	Total Investments in Securities (Cost $869,546,776)	$883,259,893	104.2
	Liabilities in Excess of Other Assets	(35,922,818)	(4.2)
	Net Assets	$847,337,075	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2022.

Currency Abbreviations:
INR	Indian Rupee

Sector Diversification	Percentage of Net Assets
Financials	21.7%
Information Technology	21.2
Consumer Discretionary	12.0
Communication Services	9.9
Materials	9.3
Consumer Staples	5.7
Industrials	5.3
Energy	4.7
Health Care	3.8
Utilities	2.6
Real Estate	2.0
Consumer, Non-cyclical	0.0
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$36,206,212	$–	$–	$36,206,212
Chile	2,950,476	–	–	2,950,476
China	27,971,808	220,546,540	141,156	248,659,504
Colombia	1,866,266	–	–	1,866,266
Czech Republic	190,045	1,111,051	–	1,301,096
Egypt	–	602,611	–	602,611
Greece	–	1,890,880	–	1,890,880
Hungary	336,678	1,331,774	–	1,668,452
India	1,007,323	108,339,095	–	109,346,418
Indonesia	5,769,270	9,021,427	–	14,790,697
Kuwait	235,355	6,222,474	–	6,457,829
Malaysia	4,597,426	8,095,609	–	12,693,035
Mexico	20,393,934	–	–	20,393,934
Peru	1,599,772	–	–	1,599,772
Philippines	1,839,630	4,663,569	–	6,503,199
Poland	–	6,131,387	–	6,131,387
Qatar	2,951,211	5,308,060	–	8,259,271
Romania	–	328,873	–	328,873
Russia	–	–	–	–
Saudi Arabia	984,955	34,294,747	–	35,279,702
Singapore	–	205,805	–	205,805
South Africa	7,814,560	25,753,509	–	33,568,069
South Korea	1,057,247	98,133,590	–	99,190,837
Taiwan	–	132,979,118	–	132,979,118
Thailand	230,633	15,569,748	–	15,800,381
Turkey	1,677,849	653,547	–	2,331,396
United Arab Emirates	3,247,761	8,741,265	–	11,989,026
Total Common Stock	122,928,411	689,924,679	141,156	812,994,246
Preferred Stock	14,003,813	5,786,686	–	19,790,499
Rights	19,132	–	–	19,132
Corporate Bonds/Notes	–	4,210	–	4,210
Short-Term Investments	32,525,000	17,926,806	–	50,451,806
Total Investments, at fair value	$169,476,356	$713,642,381	$141,156	$883,259,893
Other Financial Instruments+
Futures	701,747	–	–	701,747
Total Assets	$170,178,103	$713,642,381	$141,156	$883,961,640
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(7,356)	$–	$(7,356)
Total Liabilities	$–	$(7,356)	$–	$(7,356)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$–
VTB Bank PJSC	4/28/2020	207,483	–
		$1,159,450	$–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 10,016,000	USD 692,797	The Bank of New York Mellon	04/04/22	$(7,356)
				$(7,356)

At March 31, 2022, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	249	06/17/22	$14,012,475	$701,747
			$14,012,475	$701,747

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $897,452,220.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$135,150,171
Gross Unrealized Depreciation	(140,177,605)
Net Unrealized Depreciation	$(5,027,434)